						Exhibit 99.1
Semi-Annual Servicer's Certificate
Appalachian Power Company, as Servicer
Appalachian Consumer Rate Relief Funding LLC

          Pursuant to Section 4.01(c)(ii) of the CRR Property Servicing Agreement dated as of November 15, 2013 (the "Servicing Agreement"), between, APPALACHIAN POWER COMPANY, as Servicer and APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC, the Servicer does hereby certify, for the February 1, 2017 Payment Date (the “Current Payment Date”), as follows:

          Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

		Collection Periods:	Aug-2016	to	Jan-2017

		Payment Date:	2/1/2017

1.	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

	i.	Remittances for the 08/16 Collection Period				3,356,743.46
	ii.	Remittances for the 09/16 Collection Period				3,146,934.37
	iii.	Remittances for the 10/16 Collection Period				2,944,591.30
	iv.	Remittances for the 11/16 Collection Period				2,417,211.40
	v.	Remittances for the 12/16 Collection Period				2,675,176.53
	vi.	Remittances for the 01/17 Collection Period				3,058,510.85
	x.	Investment Earnings on Collection Account
		xi.	Investment Earnings on Capital Subaccount			1,878.46
		xii.	Investment Earnings on Excess Funds Subaccount			0.00
		xiii.	Investment Earnings on General Subaccount			12,865.33
	xiv.	General Subaccount Balance (sum of i through xiii above)				17,613,911.70

	xv.	Excess Funds Subaccount Balance as of Prior Payment Date				0.00
	xvi.	Capital Subaccount Balance as of Prior Payment Date				1,342,352.05
	xvii.	Collection Account Balance (sum of xiv through xvi above)				18,956,263.75

2.	Outstanding Amounts as of Prior Payment Date:

	i.	Tranche A-1 Outstanding Amount				157,618,952.19
	ii.	Tranche A-2 Outstanding Amount				164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches:				322,118,952.19

Notes:
[1]
July's remittances include the previous months true-up amount and money left in the General funds account. January's remittances do not include the previous month's true-up, which will settle on February 25, 2016.

EXHIBIT B

3.	Required Funding/Payments as of Current Payment Date:

	Principal					Principal Due
	i.	Tranche A-1				11,501,127.90
	ii.	Tranche A-2				0.00
	iii.	For all Tranches:				11,501,127.90

	Interest		Interest	Days in Interest	Principal
	Tranche		Rate	Period (1)	Balance	Interest Due
	iv.	Tranche A-1	2.0076%	180	157,618,952.19	1,582,179.04
	v.	Tranche A-2	3.7722%	180	164,500,000.00	3,102,634.50
	vi.	For all Tranches:				4,684,813.54

					Required Level	Funding Required

	vii.	Capital Subaccount			1,901,500.00	559,147.95
					1,901,500.00	559,147.95

4.	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

	i.	Trustee Fees and Expenses, Indemnity Amounts[2]
	ii.	Servicing Fee				95,075.00
	iii.	Administration Fee				50,000.00
	iv.	Operating Expenses				37,581.86
	v.	Semi-Annual Interest (including any past-due for prior periods)				4,684,813.54

					Per $1000 of Original
		Tranche		Aggregate	Principal Amount

	1.	Tranche A-1 Interest Payment		1,582,179.04	$7.3317
	2.	Tranche A-2 Interest Payment		3,102,634.50	$18.8610
				4,684,813.54

	vi.	Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

	1.	Tranche A-1 Principal Payment		0.00	$0.0000
	2.	Tranche A-2 Principal Payment		0.00	$0.0000
				0.00

Notes:
[1]	On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

[2]	Subject to $100,000 cap

EXHIBIT B

	vii.	Semi-Annual Principal			11,501,127.90

				Per $1000 of Original
		Tranche	Aggregate	Principal Amount

	1.	Tranche A-1 Principal Payment	11,501,127.90	$53.2953
	2.	Tranche A-2 Principal Payment	0.00	$0.0000

	viii.	Other Unpaid Operating Expenses			0.00
	ix.	Funding of Capital Subaccount			1,901,500.00
	x.	Permitted Return to APCo			39,263.80
	xi.	Deposit to Excess Funds Subaccount			646,901.65
	xii.	Released to Issuer upon Retirement of all Consumer Rate Relief Bonds			0.00
	xiii.	Aggregate Remittances as of Current Payment Date			18,956,263.75

5.	Outstanding Amount and Collection Account Balance as of Current Payment Date
	(after giving effect to payments to be made on such Payment Date):

		Tranche

	i.	Tranche A-1			146,117,824.29
	ii.	Tranche A-2			164,500,000.00
	iii.	Aggregate Outstanding Amount of all Tranches			310,617,824.29

	iv.	Excess Funds Subaccount Balance			646,901.65
	v.	Capital Subaccount Balance			1,901,500.00
	vi.	Aggregate Collection Account Balance			2,548,401.65

6.	Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section
	8.02(e) of Indenture):

	i.	Excess Funds Subaccount			0.00
	ii.	Capital Subaccount			1,344,230.51
	iii.	Total Withdrawals			1,344,230.51

7.	Shortfalls In Interest and Principal Payments as of Current Payment Date:

	i.	Semi-annual Interest
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00
	ii.	Semi-annual Principal
		1. Tranche A-1 Principal Payment			0.00
		2. Tranche A-2 Principal Payment			0.00
					0.00

8.	Shortfalls in Payment of Permitted Return as of Current Payment Date:

	i.	Permitted Return			0.00

9.	Shortfalls in Required Subaccount Levels as of Current Payment Date:

	i.	Capital Subaccount			0.00

EXHIBIT B

IN WITNESS WHEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 31st day of January, 2017.

APPALACHIAN POWER COMPANY
as Servicer

By:	/s/ Renee V. Hawkins
Name: Renee V. Hawkins
Title: Assistant Treasurer

EXHIBIT B